Share Capital and Preference Shares - Dividend Distribution (Details) - USD ($) $ / shares in Units, $ in Thousands									6 Months Ended
	Jul. 01, 2019	May 23, 2019	May 10, 2019	May 02, 2019	Apr. 01, 2019	Mar. 14, 2019	Mar. 07, 2019	Feb. 13, 2019	Jun. 30, 2019	Jun. 30, 2018
Share Capital
Dividends paid									$ 82,111	$ 71,223
Common shares/units
Share Capital
Dividend per share (in dollars per share)				$ 0.15				$ 0.15
Dividends paid		$ 12,129				$ 12,129
Series A Preference Shares
Share Capital
Dividend per share (in dollars per share)			$ 0.546875				$ 0.546875
Dividends paid	$ 2,515				$ 2,516